Cover	Apr. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2023
Entity File Number	001-38036
Entity Registrant Name	TAKUNG ART CO., LTD
Entity Central Index Key	0001491487
Entity Tax Identification Number	26-4731758
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Office Q 11th Floor
Entity Address, Address Line Two	Kings Wing Plaza 2
Entity Address, Address Line Three	No. 1 Kwan Street
Entity Address, City or Town	Sha Tin
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	86
Local Phone Number	13020144962
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TKAT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false